Cover - shares	6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001001085
Amendment Flag	false
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	BROOKFIELD CORPORATION
Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	2,233,003,705	2,234,342,918	2,244,703,636	2,243,501,352	2,250,089,746	2,259,825,132
Common Class B | Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)			85,120